INVENTORIES	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
INVENTORIES
INVENTORIES

NOTE C — INVENTORIES

Inventories consist of the following:

	March 31,	September 30,
	2026	2025
	(unaudited)
Raw materials	$34,985	$65,503
Work-in-progress	—	—
Finished goods	80,410	18,599
Total	$115,395	$84,102

NOTE D – INVENTORIES

Inventories consist of the following at September 30, 2025 and 2024:

	2025	2024
Raw materials	$65,503	$75,141
Work in progress	—	221,250
Finished goods	18,599	136,334
Total	$84,102	$432,725